The Henssler Funds, Inc.

3735 Cherokee Street

Kennesaw, GA 30144

August 31, 2018

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: The Henssler Funds, Inc. (the “Registrant”)

File Nos.	333-46479
811-08659

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant effective August 28, 2018, do not differ from those filed electronically in the Post-Effective Amendment No. 34 (Accession No. 0001398344-18-012626) on August 28, 2018.

Sincerely,

/s/ Christopher E. Reeves
Christopher E. Reeves
Chief Compliance Office